Long-term debt - Crown Capital Funding Partner LP (Details)							12 Months Ended
	May 07, 2019 USD ($)	May 07, 2019 CAD ($) $ / shares	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CAD ($) $ / shares	Nov. 28, 2018 USD ($)	Nov. 28, 2018 CAD ($) $ / shares	Dec. 31, 2021 USD ($) M item shares	Dec. 31, 2021 CAD ($) M item $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2021 CAD ($) $ / shares shares	Jan. 05, 2021	Nov. 06, 2020 shares	Apr. 24, 2020 USD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 CAD ($) shares
Disclosure of detailed information about borrowings [line items]
Long term debt							$ 11,999,108		$ 12,138,799	$ 7,609,075
Number of shares issued | shares															4,705,900
Amount of shares issued							16,715,000		13,747,345
Accretion and other financing expense							967,106		1,216,949	916,734
Borrowings face amount							13,579,599
Proceeds from borrowings									4,827,175	1,925,000
Interest expense							1,288,131		1,545,557
Gain (Loss) on revaluation of conversion feature liability (note 9)									(1,308,440)	2,330,964
Crown Capital Funding Partner LP
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							11,811,000						$ 15,000,000
Long term debt							$ 11,472,235		11,093,400	5,964,602
Borrowings, interest rate							10.00%						10.00%
Number of warrants issued | shares							450,000	450,000
Amount of warrants issued							$ 623,152	$ 828,917
Share price | $ / shares													$ 2.06
Number of shares issued | shares							106,383						106,383
Amount of shares issued							$ 225,530	300,000			$ 6,548,461	$ 8,935,000
Deemed price | $ / shares													$ 2.80
Incremental fair value							84,287						$ 111,387
Borrowings fee incurred							354,330	$ 450,000
Accretion and other financing expense							347,372		313,112	201,052
Borrowings face amount							12,165,330
Interest expense							$ 1,232,349		$ 1,409,961
Crown Capital Funding Partner LP | ASC
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares																	450,000	450,000
Remaining borrowing capacity																	$ 4,566,945	$ 6,065,000
Fair value of drawdown amount																	$ 4,482,659
Unsecured Promissory Notes | Transcription Express VTB loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									10.00%
Borrowings face amount									$ 1,666,227
Unsecured Promissory Notes | Home Tech VTB
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							12.00%						12.00%
Borrowings face amount							$ 1,200,000
Number of Installment to be paid | item							60	60
Borrowings periodic payment							$ 20,000
Unsecured Promissory Notes | WordZ Xpressed Inc
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							12.00%						12.00%	5.00%
Borrowings face amount							$ 1,200,000
Number of Installment to be paid | M							36	36
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Long term debt							$ 0		0	$ 0
Borrowings, interest rate	10.00%		10.00%		10.00%
Number of shares issued | shares							6,785,651						6,785,651
Borrowings face amount	$ 1,000		$ 1,000		$ 1,000		$ 6,871,003
Proceeds from borrowings	$ 1,925,000	$ 2,594,016	$ 1,150,000	$ 1,551,925	$ 3,717,934	$ 4,954,988
Borrowings maturity period	5 years	5 years	5 years	5 years	5 years	5 years
Conversion Price | $ / shares		$ 2.70		$ 2.72		$ 2.82
Interest payable							4,296,999
Loss on revaluation of convertible notes to date of exercise							1,260,360
Amount credited to share capital for loss on revaluation of convertible notes							12,428,362
Convertible Notes | Amending agreements
Disclosure of detailed information about borrowings [line items]
Incremental fair value							1,497,804
Borrowings face amount							6,792,934
Conversion Price | $ / shares								$ 2.18
Interest expense									3,503,797
Gain (Loss) on revaluation of conversion feature liability (note 9)									$ 1,308,440
Paycheck Protection Program Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																1.00%
Borrowings face amount							$ 0									$ 2,159,000